Note 3 - Securities (Detail) - Securities in a Continuous Unrealized Loss Position (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities in a continuous unrealized loss position less than 12 months unrealized losses	$ 87,701	$ 13,509
Securities in a continuous unrealized loss position less than 12 months fair value	14,075,005	5,518,841
Securities in a continuous unrealized loss position 12 months or more unrealized losses	0	0
Securities in a continuous unrealized loss position 12 months or more fair value	0	0
Securities in a continuous unrealized loss position unrealized losses	87,701	13,509
Securities in a continuous unrealized loss position fair value	14,075,005	5,518,841
US Government Agencies Debt Securities [Member]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	3,230	1,795
Securities in a continuous unrealized loss position less than 12 months fair value	996,770	997,970
Securities in a continuous unrealized loss position 12 months or more unrealized losses		0
Securities in a continuous unrealized loss position 12 months or more fair value		0
Securities in a continuous unrealized loss position unrealized losses	3,230	1,795
Securities in a continuous unrealized loss position fair value	996,770	997,970
US States and Political Subdivisions Debt Securities [Member]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	66,701	4,034
Securities in a continuous unrealized loss position less than 12 months fair value	5,484,740	1,594,949
Securities in a continuous unrealized loss position 12 months or more unrealized losses	0	0
Securities in a continuous unrealized loss position 12 months or more fair value	0	0
Securities in a continuous unrealized loss position unrealized losses	66,701	4,034
Securities in a continuous unrealized loss position fair value	5,484,740	1,594,949
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	17,770	7,680
Securities in a continuous unrealized loss position less than 12 months fair value	7,593,495	2,925,922
Securities in a continuous unrealized loss position 12 months or more unrealized losses	0	0
Securities in a continuous unrealized loss position 12 months or more fair value	0	0
Securities in a continuous unrealized loss position unrealized losses	17,770	7,680
Securities in a continuous unrealized loss position fair value	$ 7,593,495	$ 2,925,922